Loans and Convertible Bridge Financing (Tables)	12 Months Ended
Dec. 31, 2019
Convertible Bridge Financing Disclosure [Abstract]
Schedule of current and non-current liabilities
Type of CLA	Original principal loans amounts	Additional principal loans provided	Loans already converted	Remaining principal loans amount	Converted through		Loans presented as of December 31, 2019

CLA August 2017(*)	$905,555	$22,322	$(141,211)	$786,666	2020		$896,799	Refer to Note 8b
CLA March 2018(*)	150,000	-	-	150,000	2019		163,406	Refer to Note 8c
CLA May 2018(*)	170,000	-	-	170,000	2019		204,118	Refer to Note 8d
CLA October 2018(*)	1,000,000	-	-	1,000,000	2020	(***)	875,630	Refer to Note 8e
CLA November 2018(*)	225,000	-	-	225,000	2020	(***)	205,636	Refer to Note 8f
CLA December 2018(*)	400,000	-	-	400,000	2020	(***)	310,188	Refer to Note 8g
CLA January-April 2019(**)	200,000	-	-	200,000	2021	(***)	155,062	Refer to Note 8h
CLA March-December 2019(**)	1,250,000	-	-	1,250,000	2020	(****)	1,243,739	Refer to Note 8e
CLA August-December 2019(**)	475,000	-	-	475,000	2021	(***)	136,412	Refer to Note 8i

	$4,775,555,	$22,322	$(141,211)	$4,656,666			$4,190,990